Note 31 Profit Attributable to Non Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		€ (397)	€ (405)	€ (965)
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests	[2]	95	28	758
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		236	236	143
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		59	83	26
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		(16)	5	9
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		24	22	3
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Profit (loss), attributable to non-controlling interests		€ (1)	€ 32	€ 25

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]
(2) The change corresponds mainly to the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation and the voluntary takeover bid for the entire share capital of Garanti BBVA completed on May 18, 2022 (see Notes 2.2.18 and 3).